                       SALOMON BROTHERS INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 29, 1997
                      TO PROSPECTUS DATED APRIL 29, 1997

The following information supplements and should be read in conjunction with the section of the current Prospectus for Salomon Brothers Investment Series (the 'Series') entitled 'Management:'

     'On September 24, 1997, Travelers Group Inc. ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM'), Salomon Brothers Asset Management Limited ('SBAM Ltd.') and Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, SBAM Ltd. and SBAM AP, which will continue to serve as the investment adviser, and subadvisers, respectively, to the Series.
     Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.


     Under certain interpretations, the Transaction might be deemed to create an 'assignment,' as defined in the Investment Company Act of 1940, as amended, of the Management Contracts with SBAM and the Subadvisory Agreements between SBAM and SBAM Ltd. and SBAM AP with regard to certain of the Funds, which, if so interpreted, would result in the termination of such contracts and agreements. Accordingly, at a Special Meeting of the Board of Directors held on October 28, 1997, the Board approved new management contracts and subadvisory agreements for the Funds identical in all material respects to the existing contracts and agreements, to be presented to stockholders for approval.


     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders.'

                       SALOMON BROTHERS INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666

                       SUPPLEMENT DATED OCTOBER 29, 1997
          TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 1997

The following information supplements and should be read in conjunction with the section of the current Statement of Additional Information for Salomon Brothers Investment Series (the 'Series') entitled 'Investment Manager:'

     'On September 24, 1997, Travelers Group Inc. ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM'), Salomon Brothers Asset Management Limited ('SBAM Ltd.') and Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, SBAM Ltd. and SBAM AP, which will continue to serve as the investment adviser, and subadvisers, respectively, to the Series.
     Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.'

     Under certain interpretations, the Transaction might be deemed to create an 'assignment,' as defined in the Investment Company Act of 1940, as amended, of the Management Contracts with SBAM and the Subadvisory Agreements between SBAM and SBAM Ltd. and SBAM AP with regard to certain of the Funds, which, if so interpreted, would result in the termination of such contracts and agreements. Accordingly, at a Special Meeting of the Board of Directors held on October 28, 1997, the Board approved new management contracts and subadvisory agreements for the Funds identical in all material respects to the existing contracts and agreements, to be presented to stockholders for approval.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders.'